EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2021
EXPENSES BY NATURE
Schedule of expenses by nature

	01.01.2021	01.01.2020	01.01.2019
Description	12.31.2021	12.31.2020	12.31.2019
	ThCh$	ThCh$	ThCh$
Direct production costs	1,192,363,804	862,383,664	877,716,948
Payroll and employee benefits	301,522,420	252,337,262	273,123,010
Transportation and distribution	174,253,526	126,683,586	138,486,337
Advertisement	28,475,957	6,917,300	27,113,322
Depreciation y amortization	104,775,303	110,920,517	111,087,284
Repairs and maintenance	38,631,914	25,971,485	30,528,180
Other expenses	84,272,085	73,455,798	83,188,784
Total (1)	1,924,295,009	1,458,669,612	1,541,243,865
(1)	Corresponds to the addition of cost of sales, administrative expenses and distribution costs